Basis of preparation	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparation
Statement of compliance

These consolidated financial statements (“financial statements”) have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These financial statements were approved and authorized for issuance by the Board of Directors of the Company on March 9, 2022.
Basis of measurement

These financial statements have been prepared on a going-concern basis under the historical cost method except for contingent consideration which is measured at fair value. Historical costs are generally based on the fair value of the consideration given in exchange for goods and services received.

Basis of consolidation

The financial statements comprise the financial statements of the Company and its wholly-owned subsidiaries.

The Company has the following subsidiaries:

Entity name	Country	Ownership percentage December 31, 2021	Ownership percentage December 31, 2020
		%	%
Docebo S.p.A	Italy	100	100
Docebo NA, Inc.	United States	100	100
Docebo EMEA FZ-LLC	Dubai	100	100
Docebo UK Limited	England	100	100
Docebo France Société par Actions Simplifiée[1] (“Docebo France”)	France	100	100
Docebo DACH GmbH[2] (“Docebo Germany”)	Germany	100	—

1 On March 18, 2021 forMetris Société par Actions Simplifiée (“forMetris”) changed its name to Docebo France Société par Actions Simplifiée.

2 On March 23, 2021 the Company incorporated a new subsidiary, Docebo Germany.
Subsidiaries are consolidated from the date of acquisition, which is the date on which the Company obtains control, and continue to be consolidated until the date when such control ceases. Control is achieved when the Company has power over the investee, is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to use its power to affect its returns. The Company reassesses whether or not it controls an investee if facts and circumstances indicate there are changes to one or more of the three elements of control listed above. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies. All intercompany balances, transactions, unrealized gains and losses resulting from intercompany transactions and dividends are eliminated on consolidation.

Functional and presentation currency

These financial statements are expressed in thousands of United States dollars, except as otherwise noted. Docebo’s functional currency is Canadian dollars (“C$”) and the functional currencies of the Company’s wholly owned subsidiaries are as follows:

Docebo NA Inc.            United States dollars
Docebo EMEA FZ-LLC        United Arab Emirates dirham
Docebo S.p.A.            Euros
Docebo UK            British pounds
Docebo France            Euros
Docebo Germany            Euros

The presentation currency is different than the functional currency of the Company for industry and market comparability reasons.
Use of estimates, assumptions and judgments

The preparation of these financial statements in conformity with IFRS requires management to make estimates, assumptions and judgments that affect the application of accounting policies and the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.

Estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The impact of the novel coronavirus (“COVID-19”) pandemic, with its combined health toll and sharp decline in global economic output, is unprecedented and the full extent of the impact will depend on future developments. These developments are highly uncertain and cannot be accurately predicted, including new information which may emerge concerning its severity, its duration and actions by government authorities to contain the outbreak or manage its impact. The extent of the impact of COVID-19 and measures taken to contain the virus on our results of operations and overall financial performance remains uncertain.
The significant areas requiring estimates and assumptions in determining the reported amounts in the consolidated financial statements are as follows:Business combinationsBusiness combinations are accounted for in accordance with the acquisition method. The consideration transferred and the acquiree’s identifiable assets, and liabilities are measured at their fair value. The Company determines fair value by using appropriate valuation techniques which are generally based on a forecast of the total expected future net discounted cash flows. These evaluations are linked closely to the assumptions made by management regarding the future performance of the related assets.

•Contingent consideration

The Company recognizes the fair value of contingent consideration relating to acquisitions on the date the transaction closes. Contingent consideration is classified as a liability carried at fair value with changes in fair value flowing through the consolidated statements of loss and comprehensive loss. Contingent consideration is initially measured at fair value based on management’s best estimate of the probability of the attainment of specified revenue targets at the date of acquisition and is subsequently revalued at each financial reporting period-end. Management’s estimate of the probability of the attainment of specified revenue targets takes into account management’s evaluation of the revenue and earnings forecasts for the respective acquired businesses and the risks thereon. Changes in management’s estimate of the probability of achieving the specified target could have a material impact on the valuation of the contingent consideration liability.
The following are the critical judgements, apart from those involving estimations, that management has made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognized in the financial statements:

•Revenue recognition

The Company derives its revenues from two main sources: software as-a-service application (“SaaS”); and professional services revenue, which includes services such as initial implementation, project management, training and integration.

The Company enters into significant revenue contracts with certain large enterprise customers that contain non-standard terms and conditions, pricing and promised services. Significant management judgment can be required to assess the impact of these items on the amount and timing of revenue recognition for these contracts including the determination of performance obligations, calculation of transaction price, allocation of transaction price across performance obligations, and timing of revenue recognition.

•Contract costs

Contract costs include customer acquisition costs, which consist primarily of sales commissions paid to sales personnel. These costs are deferred as a contract cost asset as they are considered to be incremental costs incurred to obtain a customer contract and amortized on a straight-line basis over a period of benefit that the Company has determined to be five years. The Company uses judgement to determine the period of benefit by taking into consideration its customer contracts and customer life, its technology and other factors.

•Trade and other receivables

The recognition of trade and other receivables and loss allowances requires the Company to assess credit risk and collectability. The Company considers historical trends and any available information indicating a customer could be experiencing liquidity or going concern problems and the status of any contractual or legal disputes with customers in performing this assessment. The Company has established a provision matrix that is based on its historical credit loss experiences, adjusted for forward-looking factors specific to the debtors and the economic environment, including the potential impact of the COVID-19 pandemic.

•Impairment of non-financial assets

Judgement is required to assess the Company’s determination of its cash generating units for purposes of impairment testing. The Company has determined that the consolidated business is represented by a single cash generating unit (“CGU”).
•Income taxes

The Company computes an income tax provision in each of the tax jurisdictions in which it operates. Actual amounts of income tax expense only become final upon filing and acceptance of the tax return by the relevant tax authorities, which occurs subsequent to the issuance of the consolidated financial statements. Additionally, estimation of income taxes includes evaluating the recoverability of deferred tax assets against future taxable income based on an assessment of the ability to use the underlying future tax deductions before they expire. To the extent that estimates of future taxable income differ from the tax return, earnings would be affected in a subsequent period.

In determining the amount of current and deferred tax, the Company takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgements about future events. New information may become available that causes the Company to change its judgement regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.

•Functional currency

The Company uses judgment in determining the functional currency for each entity within the consolidated group. The functional currency is determined based on an evaluation of the currency of each respective entities’ primary economic environment. This requires an evaluation of the currency that primarily influences selling prices and the currency which mainly influences expenses and cash outflows, among other factors. The Company has taken these factors into account when determining the functional currency for each entity in the consolidated group.

•Segment information
The Company uses judgement in determining its operating segments by taking into consideration the Chief Operating Decision Maker’s (“CODM”) assessment of overall performance and decisions such as resource allocations and delegation of authority. The Company has determined that it operates as a single operating and reporting segment.